Employee Stock Incentive Plans - Summary of General Terms of Grants Under Stock Option Plans and Restricted Stock Unit Option Plans (Detail)	12 Months Ended
	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2018 INR (₨) ₨ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares	Mar. 31, 2020 USD ($) shares $ / shares	Mar. 31, 2019 ₨ / shares	Mar. 31, 2019 $ / shares
Wipro ADS Restricted Stock Unit Plan (WARSUP 2004 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares							59,797,979	59,797,979
Range of Exercise Prices | $ / shares		$ 0.03						$ 0.03
Outstanding at the end of the year | $ / shares		$ 0.03
Wipro Employee Restricted Stock Unit Plan 2005 (WSRUP 2005 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares							59,797,979	59,797,979
Range of Exercise Prices	₨ 2						₨ 2
Outstanding at the end of the year	2
Wipro Employee Restricted Stock Unit Plan 2007 (WSRUP 2007 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares							49,831,651	49,831,651
Range of Exercise Prices	2						₨ 2
Outstanding at the end of the year	2
Wipro Equity Reward Trust Employee Stock Purchase Plan, 2013 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares							39,546,197	39,546,197
Range of Exercise Prices	2						₨ 2
Outstanding at the end of the year	2
Wipro Employee Stock Option plan 2000 (2000 plan) [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number of Options reserved under the plan | shares							747,474,747	747,474,747
Wipro Employee Stock Option plan 2000 (2000 plan) [member] | Bottom of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	171						₨ 171
Outstanding at the end of the year	171
Wipro Employee Stock Option plan 2000 (2000 plan) [member] | Top of range [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	490						490
Outstanding at the end of the year	490
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 480.20 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year	₨ 480.20
Bonus on outstanding (Refer to Note 22) | ₨	₨ 480.20
Range of Exercise Prices	₨ 480.20		₨ 480.20				₨ 480.20		₨ 480.20
Granted	₨ 480.20
Exercised | ₨	₨ 480.20
Forfeited and expired | $ / shares								$ 480.20
Outstanding at the end of the year	₨ 480.20		480.20
Exercisable at the end of the year | ₨							₨ 480.20
Numbers, Outstanding at the beginning of the year					20,181	20,181
Numbers, Exercised					(20,181)	(20,181)
Weighted Average Exercise Price, Outstanding at the beginning of the year	₨ 480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price, Bonus on outstanding | ₨	₨ 480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price, Granted	₨ 480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price, Exercised	₨ 480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price, Forfeited and expired | ₨	₨ 480.20		₨ 480.20		₨ 480.20
Weighted Average Exercise Price Of Share Options Modified In Cash Settled RSU	₨ 480.20
Weighted Average Exercise Price Of Share Options Modified In Share Based Payment Arrangement	480.20		₨ 0
Weighted Average Exercise Price, Outstanding at the end of the year	480.20		480.20		₨ 480.20
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 480.20		₨ 480.20		480.20
Employee stock option plans and restricted stock unit option [member] | Exercise Price Rs. 2 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year	₨ 2
Bonus on outstanding (Refer to Note 22) | ₨	₨ 2
Range of Exercise Prices	₨ 2		2				₨ 2		₨ 2
Granted	₨ 2
Exercised | ₨	₨ 2
Forfeited and expired | $ / shares								$ 2
Outstanding at the end of the year	₨ 2		₨ 2
Exercisable at the end of the year | ₨							₨ 2
Numbers, Outstanding at the beginning of the year	17,607,463	17,607,463	13,543,997	13,543,997	7,952,083	7,952,083
Numbers, Bonus on outstanding			4,773,755	4,773,755	6,968,406	6,968,406
Numbers, Granted	5,662,500	5,662,500	4,607,000	4,607,000	4,612,400	4,612,400
Numbers, Exercised	(4,610,572)	(4,610,572)	(2,739,097)	(2,739,097)	(5,325,217)	(5,325,217)
Numbers, Forfeited and expired	(3,065,201)	(3,065,201)	(2,578,192)	(2,578,192)	(663,675)	(663,675)
Numbers, Outstanding at the end of the year	15,594,190	15,594,190	17,607,463	17,607,463	13,543,997	13,543,997
Numbers, Exercisable at the end of the year					1,875,994		1,502,957	1,502,957	1,300,781	1,300,781
Weighted Average Exercise Price, Outstanding at the beginning of the year	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Bonus on outstanding | ₨	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Granted	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Exercised	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Forfeited and expired | ₨	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price Of Share Options Modified In Cash Settled RSU	₨ 2
Weighted Average Exercise Price Of Share Options Modified In Share Based Payment Arrangement	2.00
Weighted Average Exercise Price, Outstanding at the end of the year	₨ 2		₨ 2		₨ 2
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 2		₨ 2		₨ 2
Employee stock option plans and restricted stock unit option [member] | Exercise Price Range 0.03 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding at the beginning of the year | $ / shares		$ 0.03
Bonus on outstanding (Refer to Note 22) | $		$ 0.03
Range of Exercise Prices | $ / shares		$ 0.03		$ 0.03				$ 0.03		$ 0.03
Granted | $ / shares		$ 0.03
Exercised | $		$ 0.03
Forfeited and expired | $ / shares								$ 0.03
Outstanding at the end of the year | $ / shares		$ 0.03		$ 0.03
Exercisable at the end of the year | $								$ 0.03
Numbers, Outstanding at the beginning of the year	14,446,790	14,446,790	10,199,054	10,199,054	5,288,783	5,288,783
Numbers, Bonus on outstanding			3,957,434	3,957,434	4,077,070	4,077,070
Numbers, Granted	5,341,000	5,341,000	4,849,000	4,849,000	3,897,000	3,897,000
Numbers, Exercised	(2,496,125)	(2,496,125)	(1,541,803)	(1,541,803)	(2,565,976)	(2,565,976)
Numbers, Forfeited and expired	(3,755,159)	(3,755,159)	(3,016,895)	(3,016,895)	(497,823)	(497,823)
Numbers, Outstanding at the end of the year	7,854,540	7,854,540	14,446,790	14,446,790	10,199,054	10,199,054
Numbers, Exercisable at the end of the year					789,962		1,212,560	1,212,560	948,877	948,877
Weighted Average Exercise Price, Outstanding at the beginning of the year	₨ 0.03		₨ 0.03		₨ 0.03
Weighted Average Exercise Price, Bonus on outstanding | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Granted | $ / shares		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Exercised | $ / shares		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price, Forfeited and expired | $		$ 0.03		$ 0.03		$ 0.03
Weighted Average Exercise Price Of Share Options Modified In Cash Settled RSU | $ / shares		$ 0.03
Number Of Share Options Modified In Cash Settled RSU | shares	(5,681,966)	(5,681,966)
Weighted Average Exercise Price Of Share Options Modified In Share Based Payment Arrangement | $ / shares		$ 0.03
Weighted Average Exercise Price, Outstanding at the end of the year	₨ 0.03		₨ 0.03		0.03
Weighted Average Exercise Price, Exercisable at the end of the year					₨ 0.03		₨ 0.03		₨ 0.03